Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
Intangible assets and related accumulated amortization consisted of the following:

	As of December 31, 2020			As of December 31, 2021
	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated amortization	Net Carrying Amount
Finite-lived intangible assets
Software	114,118	(29,264)	84,854	158,589	(55,052)	103,537
License of maintenance and overhauls	2,290	(2,290)	—	2,290	(2,290)	—

Total finite-lived intangible assets	116,408	(31,554)	84,854	160,879	(57,342)	103,537

Indefinite-lived intangible assets
Manufacturing license (i)	494,000	—	494,000	494,000	—	494,000
Surveying and mapping qualification (ii)	—	—	—	250,000	—	250,000
License plates	28,927	—	28,927	31,187	—	31,187

Total indefinite-lived intangible assets	522,927	—	522,927	775,187	—	775,187

Total intangible assets	639,335	(31,554)	607,781	936,066	(57,342)	878,724

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	28,402
Between 1 and 2 years	27,877
Between 2 and 3 years	25,960
Between 3 and 4 years	15,800
Between 4 and 5 years	5,168
Thereafter	330

Total	103,537